                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8644

                            The Coventry Funds Trust
               (Exact name of registrant as specified in charter)

    3435 Stelzer Road, Columbus, Ohio                                    43219
(Address of principal executive offices)                              (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

FREE ENTERPRISE ACTION FUND

Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 91.3%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc. *                          225   $    2,228
Omnicom Group, Inc.                                              88        8,236
                                                                      ----------
                                                                          10,464
                                                                      ----------
AEROSPACE & DEFENSE - 1.9%
Boeing Co.                                                      412       32,487
General Dynamics Corp.                                          211       15,122
Lockheed Martin Corp.                                           187       16,093
Northrop Grumman Corp.                                          178       12,116
Raytheon Co.                                                    231       11,090
Rockwell Collins, Inc.                                           88        4,826
United Technologies Corp.                                       529       33,513
                                                                      ----------
                                                                         125,247
                                                                      ----------
AGRICULTURAL OPERATIONS - 0.4%
Archer-Daniels-Midland Co.                                      334       12,652
Monsanto Co.                                                    279       13,116
                                                                      ----------
                                                                          25,768
                                                                      ----------
AIRLINES - 0.1%
Southwest Airlines Co.                                          377        6,281
                                                                      ----------
APPAREL/FOOTWEAR - 0.5%
Coach, Inc. *                                                   198        6,811
Gap, Inc.                                                       287        5,439
Hanesbrands, Inc. *                                              49        1,100
Jones Apparel Group, Inc.                                        58        1,882
Limited Brands, Inc.                                            176        4,662
Liz Claiborne, Inc.                                              54        2,134
Nike, Inc. - Class B                                             97        8,498
V.F. Corp.                                                       45        3,283
                                                                      ----------
                                                                          33,809
                                                                      ----------
AUTOMOTIVE - 0.6%
AutoNation, Inc. *                                               74        1,547
AutoZone, Inc. *                                                 27        2,789
Avis Budget Group, Inc.                                          50          915
Ford Motor Co.                                                  971        7,855
General Motors Corp.                                            297        9,877
Genuine Parts Co.                                                90        3,882
Johnson Controls, Inc.                                          103        7,389
PACCAR, Inc.                                                    127        7,242
                                                                      ----------
                                                                          41,496
                                                                      ----------
BANKS - 9.5%
AmSouth Bancorporation                                          179        5,198
Bank of America Corp.                                         2,385      127,765
Bank of New York Company, Inc.                                  400       14,104
BB&T Corp.                                                      287       12,565
Citigroup, Inc.                                               2,607      129,491
Comerica, Inc.                                                   86        4,895
Fifth Third Bankcorp                                            289       11,005
JPMorgan Chase & Co.                                          1,797       84,387
KeyCorp                                                         210        7,862
M&T Bank Corp.                                                   40        4,798
Marshall & Ilsley Corp.                                         115        5,541
Mellon Financial Corp.                                          214        8,367
National City Corp.                                             282       10,321
North Fork Bancorporation, Inc.                                 240        6,874
Northern Trust Corp.                                             96        5,609

PNC Financial Services Group, Inc.                              153       11,083
Regions Financial Corp.                                         237        8,719
State Street Corp.                                              171       10,670
SunTrust Banks, Inc.                                            189       14,606
Synovus Financial Corp.                                         167        4,905
U.S. Bancorp                                                    932       30,961
Wachovia Corp.                                                  833       46,481
Wells Fargo & Co.                                             1,750       63,315
                                                                      ----------
                                                                         629,522
                                                                      ----------
BIOTECHNOLOGY - 1.2%
Amgen, Inc. *                                                   616       44,062
Biogen Idec, Inc. *                                             179        7,998
Genzyme Corp. *                                                 134        9,041
Gilead Sciences, Inc. *                                         236       16,213
MedImmune, Inc. *                                               127        3,710
                                                                      ----------
                                                                          81,024
                                                                      ----------
BREWERY - 0.3%
Anheuser-Busch Companies, Inc.                                  405       19,242
Molson Coors Brewing Co.                                         30        2,067
                                                                      ----------
                                                                          21,309
                                                                      ----------
BROKERAGE SERVICES - 2.3%
Bear Stearns Companies, Inc.                                     62        8,686
Charles Schwab Corp.                                            535        9,577
Goldman Sachs Group, Inc.                                       223       37,725
Lehman Brothers Holdings, Inc.                                  273       20,164
Merrill Lynch & Company, Inc.                                   480       37,546
Morgan Stanley                                                  554       40,391
                                                                      ----------
                                                                         154,089
                                                                      ----------
BUILDING MATERIALS - 0.2%
American Standard Companies, Inc.                                91        3,819
Masco Corp.                                                     204        5,594
Vulcan Materials Co.                                             52        4,069
                                                                      ----------
                                                                          13,482
                                                                      ----------
CASINO SERVICES - 0.2%
Harrah's Entertainment, Inc.                                     95        6,311
International Game Technology, Inc.                             174        7,221
                                                                      ----------
                                                                          13,532
                                                                      ----------
CHEMICALS - 0.9%
Dow Chemical Co.                                                497       19,373
E.I. du Pont de Nemours & Co.                                   481       20,606
Eastman Chemical Co.                                             43        2,323
Ecolab, Inc.                                                     93        3,982
International Flavors & Fragrances, Inc.                         40        1,582
PPG Industries, Inc.                                             86        5,769
Rohm & Haas Co.                                                  74        3,504
Sigma-Aldrich Corp.                                              35        2,648
                                                                      ----------
                                                                          59,787
                                                                      ----------
COMMERCIAL SERVICES - 0.3%
Cintas Corp.                                                     70        2,858
Moody's Corp.                                                   127        8,303
Paychex, Inc.                                                   173        6,375
                                                                      ----------
                                                                          17,536
                                                                      ----------
COMPUTER SOFTWARE & SERVICES - 3.6%
Adobe Systems, Inc. *                                           305       11,422
Affiliated Computer Services, Inc. *                             62        3,215
Autodesk, Inc. *                                                119        4,139
Automatic Data Processing, Inc.                                 301       14,249
CA, Inc.                                                        238        5,638
Electronic Arts, Inc. *                                         158        8,797
First Data Corp.                                                399       16,758
Fiserv, Inc. *                                                   90        4,238
Intuit, Inc. *                                                  179        5,744

Microsoft Corp.                                               4,542      124,134
Oracle Corp. *                                                2,016       35,764
SanDisk Corp. *                                                  98        5,247
                                                                      ----------
                                                                         239,345
                                                                      ----------
COMPUTERS & PERIPHERALS - 4.6%
Apple Computer, Inc. *                                          437       33,662
Cisco Systems, Inc. *                                         3,149       72,427
Computer Sciences Corp. *                                       100        4,912
Dell, Inc. *                                                  1,174       26,814
Electronic Data Systems Corp.                                   269        6,596
EMC Corp. *                                                   1,235       14,795
Hewlett-Packard Co.                                           1,484       54,448
IBM Corp.                                                       811       66,453
Lexmark International, Inc. - Class A *                          54        3,114
NCR Corp. *                                                      94        3,711
Network Appliance, Inc. *                                       191        7,069
Sun Microsystems, Inc. *                                      1,796        8,926
Symbol Technologies, Inc.                                       131        1,947
                                                                      ----------
                                                                         304,874
                                                                      ----------
CONSUMER PRODUCTS - 2.3%
Avon Products, Inc.                                             233        7,144
Colgate-Palmolive Co.                                           266       16,519
Fortune Brands Inc.                                              76        5,708
Kimberly-Clark Corp.                                            239       15,621
Newell Rubbermaid, Inc.                                         144        4,078
Procter & Gamble Co.                                          1,707      105,800
                                                                      ----------
                                                                         154,870
                                                                      ----------
CONTAINERS - 0.1%
Ball Corp.                                                       53        2,144
Sealed Air Corp.                                                 43        2,327
                                                                      ----------
                                                                           4,471
                                                                      ----------
CRUISE LINES - 0.2%
Carnival Corp.                                                  224       10,535
                                                                      ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.9%
3M Co.                                                          391       29,098
Cooper Industries Ltd. - Class A                                 47        4,005
Danaher Corp.                                                   121        8,309
Dover Corp.                                                     105        4,981
Eaton Corp.                                                      78        5,370
General Electric Co.                                          5,449      192,349
Honeywell International, Inc.                                   430       17,587
Illinois Tool Works, Inc.                                       214        9,609
Ingersoll-Rand Company Ltd. - Class A                           169        6,419
ITT Industries, Inc.                                             95        4,871
Leggett & Platt, Inc.                                            92        2,303
Parker Hannifin Corp.                                            62        4,819
Textron, Inc.                                                    68        5,950
Tyco International Ltd.                                       1,063       29,753
                                                                      ----------
                                                                         325,423
                                                                      ----------
ELECTRONICS - 0.7%
Agilent Technologies, Inc. *                                    220        7,192
Emerson Electric Co.                                            213       17,862
Jabil Circuit, Inc.                                              90        2,571
L-3 Communications Holdings, Inc.                                63        4,935
Molex, Inc.                                                      72        2,806
Rockwell Automation, Inc.                                        92        5,345
Sanmina-SCI Corp. *                                             274        1,025
Solectron Corp. *                                               477        1,555
W.W. Grainger, Inc.                                              39        2,614
                                                                      ----------
                                                                          45,905
                                                                      ----------
FINANCIAL SERVICES - 2.5%
AMBAC Financial Group, Inc.                                      54        4,469

American Express Co.                                            634       35,554
Ameriprise Financial, Inc.                                      123        5,769
Capital One Financial Corp.                                     156       12,271
CIT Group, Inc.                                                 103        5,009
Countrywide Financial Corp.                                     313       10,968
Fannie Mae                                                      508       28,401
Franklin Resources, Inc.                                         78        8,249
Freddie Mac                                                     365       24,210
H&R Block, Inc.                                                 171        3,718
Legg Mason, Inc.                                                 66        6,657
MBIA, Inc.                                                       69        4,239
SLM Corp.                                                       214       11,124
T. Rowe Price Group, Inc.                                       136        6,508
                                                                      ----------
                                                                         167,146
                                                                      ----------
FOOD & BEVERAGES - 2.5%
Campbell Soup Co.                                                97        3,541
Coca-Cola Co.                                                 1,064       47,539
Coca-Cola Enterprises, Inc.                                     157        3,270
ConAgra Foods, Inc.                                             273        6,683
General Mills, Inc.                                             186       10,528
H.J. Heinz Co.                                                  175        7,338
Hershey Foods Corp.                                              94        5,024
Kellogg Co.                                                     128        6,339
PepsiCo, Inc.                                                   868       56,645
Sara Lee Corp.                                                  398        6,396
Wm. Wrigley Jr. Co.                                             195        8,982
                                                                      ----------
                                                                         162,285
                                                                      ----------
FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS - 0.5%
Kroger Co.                                                      378        8,747
Safeway, Inc.                                                   233        7,072
Sysco Corp.                                                     324       10,837
Whole Foods Market, Inc.                                         71        4,220
                                                                      ----------
                                                                          30,876
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.3%
International Paper Co.                                         258        8,935
MeadWestvaco Corp.                                               95        2,518
Temple Inland, Inc.                                              57        2,286
Weyerhaeuser Co.                                                128        7,876
                                                                      ----------
                                                                          21,615
                                                                      ----------
HEALTH CARE - 1.7%
Aetna, Inc.                                                     295       11,667
Caremark Rx, Inc.                                               231       13,091
Express Scripts, Inc. *                                          74        5,586
Humana, Inc. *                                                   86        5,684
McKesson Corp.                                                  157        8,277
Medco Health Solutions, Inc. *                                  155        9,317
UnitedHealth Group, Inc.                                        707       34,785
WellPoint, Inc. *                                               329       25,349
                                                                      ----------
                                                                         113,756
                                                                      ----------
HOMEBUILDERS - 0.1%
Centex Corp.                                                     62        3,262
KB Home                                                          38        1,664
Pulte Homes, Inc.                                               111        3,537
                                                                      ----------
                                                                           8,463
                                                                      ----------
HOSPITALS - 0.2%
HCA, Inc.                                                       213       10,626
Health Management Associates, Inc. - Class A                    125        2,613
                                                                      ----------
                                                                          13,239
                                                                      ----------
HOTELS & MOTELS - 0.3%
Hilton Hotels Corp.                                             170        4,735
Marriott International, Inc. - Class A                          169        6,530
Starwood Hotels & Resorts Worldwide, Inc.                       113        6,462

Wyndham Worldwide Corp. *                                       102        2,853
                                                                      ----------
                                                                          20,580
                                                                      ----------
HOUSEHOLD APPLIANCES - 0.1%
Whirlpool Corp.                                                  40        3,364
                                                                      ----------
INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc.                                  116        7,699
Praxair, Inc.                                                   170       10,057
                                                                      ----------
                                                                          17,756
                                                                      ----------
INSTRUMENTS - SCIENTIFIC - 0.1%
Fisher Scientific International, Inc. *                          64        5,007
Waters Corp. *                                                   54        2,445
                                                                      ----------
                                                                           7,452
                                                                      ----------
INSURANCE - 4.4%
ACE Ltd.                                                        166        9,085
AFLAC, Inc.                                                     257       11,760
Allstate Corp.                                                  330       20,701
American International Group, Inc.                            1,357       89,915
Aon Corp.                                                       165        5,589
Chubb Corp.                                                     214       11,119
CIGNA Corp.                                                      62        7,212
Cincinnati Financial Corp.                                       89        4,277
Genworth Financial, Inc. - Class A                              190        6,652
Hartford Financial Services Group, Inc.                         156       13,533
Lincoln National Corp.                                          147        9,126
Loews Corp.                                                     210        7,959
Marsh & McLennan Companies, Inc.                                284        7,995
MetLife, Inc.                                                   392       22,219
Principal Financial Group, Inc.                                 144        7,816
Progressive Corp.                                               407        9,988
Prudential Financial, Inc.                                      253       19,291
St. Paul Travelers Companies, Inc.                              360       16,880
XL Capital Ltd. - Class A                                        94        6,458
                                                                      ----------
                                                                         287,575
                                                                      ----------
INTERNET BUSINESS SERVICES - 0.5%
Amazon.com, Inc. *                                              157        5,043
eBay, Inc. *                                                    597       16,931
Symantec Corp. *                                                536       11,406
                                                                      ----------
                                                                          33,380
                                                                      ----------
MACHINERY - 0.5%
Caterpillar, Inc.                                               345       22,701
Deere & Co.                                                     120       10,069
                                                                      ----------
                                                                          32,770
                                                                      ----------
MEDICAL - DRUGS - 4.9%
Abbott Laboratories                                             802       38,945
Allergan, Inc.                                                   79        8,896
Bristol-Myers Squibb Co.                                      1,012       25,219
Eli Lilly & Co.                                                 601       34,257
Forest Laboratories, Inc. *                                     171        8,654
Merck & Company, Inc.                                         1,150       48,185
Pfizer, Inc.                                                  3,854      109,300
Schering-Plough Corp.                                           770       17,009
Wyeth                                                           711       36,147
                                                                      ----------
                                                                         326,612
                                                                      ----------
MEDICAL INFORMATION SYSTEMS - 0.0%
IMS Health, Inc.                                                104        2,771
                                                                      ----------
MEDICAL LABS & TESTING SERVICES - 0.1%
Laboratory Corporation of America Holdings *                     64        4,196
Quest Diagnostics, Inc.                                          85        5,199
                                                                      ----------
                                                                           9,395
                                                                      ----------
MEDICAL PRODUCTS - 3.2%
AmerisourceBergen Corp.                                         110        4,972
Baxter International, Inc.                                      345       15,684

Becton Dickinson & Co.                                          127        8,975
Biomet, Inc.                                                    128        4,120
Boston Scientific Corp. *                                       625        9,244
C.R. Bard, Inc.                                                  54        4,050
Cardinal Health, Inc.                                           219       14,397
Johnson & Johnson                                             1,548      100,526
Medtronic, Inc.                                                 631       29,304
St. Jude Medical, Inc. *                                        182        6,423
Stryker Corp.                                                   154        7,637
Zimmer Holdings, Inc. *                                         129        8,708
                                                                      ----------
                                                                         214,040
                                                                      ----------
METALS & MINING - 0.6%
Alcoa, Inc.                                                     454       12,730
Freeport-McMoRan Copper & Gold, Inc. - Class B                   95        5,060
Newmont Mining Corp.                                            235       10,046
Phelps Dodge Corp.                                              104        8,809
                                                                      ----------
                                                                          36,645
                                                                      ----------
MOTORCYCLES - 0.1%
Harley-Davidson, Inc.                                           139        8,722
                                                                      ----------
MULTIMEDIA - 2.7%
CBS Corp. - Class B                                             398       11,212
Clear Channel Communications, Inc.                              262        7,559
Comcast Corp. - Class A *                                     1,088       40,093
News Corp. - Class A                                          1,222       24,012
Time Warner, Inc.                                             2,230       40,653
Univision Communications, Inc. - Class A *                      115        3,949
Viacom, Inc. - Class B *                                        373       13,868
Walt Disney Co.                                               1,151       35,577
                                                                      ----------
                                                                         176,923
                                                                      ----------
NEWSPAPERS - 0.2%
Gannett Company, Inc.                                           122        6,933
New York Times Co. - Class A                                     75        1,724
Tribune Co.                                                     114        3,730
                                                                      ----------
                                                                          12,387
                                                                      ----------
NON-HAZARDOUS WASTE DISPOSAL - 0.2%
Waste Management, Inc.                                          279       10,234
                                                                      ----------
OFFICE EQUIPMENT & SUPPLIES - 0.5%
Avery Dennison Corp.                                             56        3,370
Office Depot, Inc. *                                            147        5,836
Pitney Bowes, Inc.                                              114        5,058
Staples, Inc.                                                   374        9,099
Xerox Corp. *                                                   477        7,422
                                                                      ----------
                                                                          30,785
                                                                      ----------
OIL & GAS - 8.6%
Anadarko Petroleum Corp.                                        230       10,081
Apache Corp.                                                    171       10,807
Baker Hughes, Inc.                                              175       11,935
BJ Services Co.                                                 167        5,032
Chesapeake Energy Corp.                                         213        6,173
ChevronTexaco Corp.                                           1,178       76,405
ConocoPhillips                                                  870       51,791
Devon Energy Corp.                                              231       14,588
El Paso Corp.                                                   365        4,979
EOG Resources, Inc.                                             127        8,261
Exxon Mobil Corp.                                             3,203      214,920
Halliburton Co.                                                 535       15,221
Hess Corp.                                                      128        5,302
Marathon Oil Corp.                                              191       14,688
Nabors Industries Ltd. *                                        160        4,760
National-Oilwell Varco, Inc. *                                   89        5,211
Occidental Petroleum Corp.                                      445       21,409
Schlumberger Ltd.                                               610       37,838

Sunoco, Inc.                                                     69        4,291
Transocean, Inc. *                                              169       12,376
Valero Energy Corp.                                             322       16,573
Weatherford International Ltd. *                                181        7,551
XTO Energy, Inc.                                                190        8,005
                                                                      ----------
                                                                         568,197
                                                                      ----------
PAINTS & COATINGS - 0.0%
Sherwin-Williams Co.                                             56        3,124
                                                                      ----------
PHOTO EQUIPMENT & SUPPLIES - 0.1%
Eastman Kodak Co.                                               149        3,338
                                                                      ----------
PIPELINES - 0.2%
Kinder Morgan, Inc.                                              54        5,662
Williams Companies, Inc.                                        307        7,328
                                                                      ----------
                                                                          12,990
                                                                      ----------
PRINTING & PUBLISHING - 0.2%
McGraw-Hill Companies, Inc.                                     191       11,083
R.R. Donnelley & Sons Co.                                       111        3,659
                                                                      ----------
                                                                          14,742
                                                                      ----------
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.                              188       13,806
CSX Corp.                                                       231        7,584
Norfolk Southern Corp.                                          216        9,515
Union Pacific Corp.                                             139       12,232
                                                                      ----------
                                                                          43,137
                                                                      ----------
REAL ESTATE - 0.0%
Realogy Corp. *                                                 127        2,880
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Archstone-Smith Trust                                           111        6,043
Equity Office Properties Trust                                  190        7,554
Equity Residential                                              153        7,739
Simon Property Group, Inc.                                       96        8,700
                                                                      ----------
                                                                          30,036
                                                                      ----------
RESTAURANTS - 0.8%
McDonald's Corp.                                                642       25,115
Starbucks Corp. *                                               394       13,416
Wendy's International, Inc.                                      61        4,087
Yum! Brands, Inc.                                               140        7,287
                                                                      ----------
                                                                          49,905
                                                                      ----------
RETAIL - 4.2%
Bed Bath & Beyond, Inc. *                                       146        5,586
Best Buy Company, Inc.                                          207       11,087
Costco Wholesale Corp.                                          246       12,221
CVS Corp.                                                       423       13,587
Dollar General Corp.                                            160        2,181
Family Dollar Stores, Inc.                                       80        2,339
Federated Department Stores, Inc.                               288       12,444
Home Depot, Inc.                                              1,076       39,027
J.C. Penney Company, Inc.                                       122        8,344
Kohl's Corp. *                                                  178       11,556
Lowe's Companies, Inc.                                          809       22,701
Nordstrom, Inc.                                                 109        4,611
RadioShack Corp.                                                 69        1,332
Sears Holding Corp. *                                            49        7,746
Target Corp.                                                    448       24,752
Tiffany & Co.                                                    72        2,390
TJX Companies, Inc.                                             234        6,559
Wal-Mart Stores Inc.                                          1,298       64,017
Walgreen Co.                                                    532       23,615
                                                                      ----------
                                                                         276,095
                                                                      ----------
SAVINGS & LOANS - 0.5%
Golden West Financial Corp.                                     132       10,197
Sovereign Bancorp, Inc.                                         206        4,431

Washington Mutual, Inc.                                         499       21,692
                                                                      ----------
                                                                          36,320
                                                                      ----------
SCHOOLS - 0.1%
Apollo Group, Inc. - Class A *                                   72        3,545
                                                                      ----------
SEMICONDUCTORS - 2.6%
Advanced Micro Devices, Inc. *                                  249        6,188
Altera Corp. *                                                  182        3,345
Analog Devices, Inc.                                            186        5,467
Applied Materials, Inc.                                         802       14,219
Broadcom Corp. - Class A *                                      233        7,069
Freescale Semiconductor, Inc. - Class B *                       208        7,906
Intel Corp.                                                   2,992       61,546
KLA-Tencor Corp.                                                101        4,491
Linear Technology Corp.                                         156        4,855
Maxim Integrated Products, Inc.                                 162        4,547
Micron Technology, Inc. *                                       375        6,525
National Semiconductor Corp.                                    173        4,071
Novellus Systems, Inc. *                                         64        1,770
NVIDIA Corp. *                                                  178        5,267
QLogic Corp. *                                                   82        1,550
Teradyne, Inc. *                                                 96        1,263
Texas Instruments, Inc.                                         798       26,534
Xilinx, Inc.                                                    176        3,863
                                                                      ----------
                                                                         170,476
                                                                      ----------
STAFFING - 0.0%
Robert Half International, Inc.                                  88        2,989
                                                                      ----------
STEEL - 0.2%
Nucor Corp.                                                     158        7,819
United States Steel Corp.                                        63        3,634
                                                                      ----------
                                                                          11,453
                                                                      ----------
TELECOMMUNICATIONS - 3.7%
ALLTEL Corp.                                                    200       11,100
AT&T, Inc.                                                    2,054       66,879
Avaya, Inc. *                                                   209        2,391
BellSouth Corp.                                                 955       40,826
Comverse Technology, Inc. *                                     105        2,251
Corning, Inc. *                                                 791       19,308
Embarq Corp.                                                     77        3,724
Lucent Technologies, Inc. *                                   2,307        5,398
Qwest Communications International, Inc. *                      816        7,116
Sprint Nextel Corp.                                           1,545       26,497
Tellabs, Inc. *                                                 228        2,499
Verizon Communications, Inc.                                  1,524       56,586
Windstream Corp.                                                208        2,744
                                                                      ----------
                                                                         247,319
                                                                      ----------
TOBACCO - 1.4%
Altria Group, Inc.                                            1,083       82,904
Reynolds American, Inc.                                          88        5,453
UST, Inc.                                                        85        4,661
                                                                      ----------
                                                                          93,018
                                                                      ----------
TOOLS - HAND HELD - 0.1%
Black & Decker Corp.                                             39        3,095
Stanley Works                                                    37        1,844
                                                                      ----------
                                                                           4,939
                                                                      ----------
TOYS - 0.1%
Mattel, Inc.                                                    199        3,920
                                                                      ----------
TRANSPORTATION SERVICES - 0.9%
FedEx Corp.                                                     158       17,171
United Parcel Service, Inc. - Class B                           564       40,575
                                                                      ----------
                                                                          57,746
                                                                      ----------
TRAVEL SERVICES - 0.0%
Sabre Holdings Corp. - Class A                                   67        1,567
                                                                      ----------

UTILITIES - ELECTRIC - 2.9%
AES Corp. *                                                     347        7,075
Ameren Corp.                                                    106        5,596
American Electric Power Company, Inc.                           205        7,456
Consolidated Edison, Inc.                                       127        5,867
Constellation Energy Group                                       94        5,565
Dominion Resources, Inc.                                        181       13,845
DTE Energy Co.                                                   93        3,860
Duke Energy Corp.                                               644       19,449
Edison International                                            169        7,037
Entergy Corp.                                                   109        8,527
Exelon Corp.                                                    347       21,007
FirstEnergy Corp.                                               172        9,608
FPL Group, Inc.                                                 212        9,540
NiSource, Inc.                                                  142        3,087
PG&E Corp.                                                      181        7,539
Pinnacle West Capital Corp.                                      52        2,343
PPL Corp.                                                       199        6,547
Progress Energy, Inc.                                           133        6,036
Public Service Enterprise Group, Inc.                           131        8,016
Southern Co.                                                    392       13,508
TECO Energy, Inc.                                               107        1,675
TXU Corp.                                                       239       14,942
Xcel Energy, Inc.                                               213        4,398
                                                                      ----------
                                                                         192,523
                                                                      ----------
UTILITIES - NATURAL GAS - 0.2%
KeySpan Corp.                                                    91        3,744
Sempra Energy                                                   133        6,683
                                                                      ----------
                                                                          10,427
                                                                      ----------
WEB PORTALS/ISP - 0.9%
Google, Inc. - Class A *                                        106       42,602
Yahoo!, Inc. *                                                  647       16,356
                                                                      ----------
                                                                          58,958
                                                                      ----------
WIRELESS COMMUNICATIONS - 0.9%
Motorola, Inc.                                                1,271       31,775
QUALCOMM, Inc.                                                  851       30,934
                                                                      ----------
                                                                          62,709
                                                                      ----------
TOTAL COMMON STOCKS (COST $5,579,461)                                  6,029,893
                                                                      ----------
SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET MUTUAL FUND - 4.4%
Huntington Money Market Fund                                292,716      292,716
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS (COST $292,716)                             292,716
                                                                      ----------

                                                          CONTRACTS      VALUE
                                                          ---------   ----------
OPTIONS - 0.4%
SPDR Trust Series I October Call Option expiring
   October 21, 2006 @ $135                                      350       27,300
                                                                      ----------
TOTAL OPTIONS (COST $23,275)                                              27,300
                                                                      ----------
TOTAL INVESTMENTS (COST $5,895,452) (a) - 96.1%                        6,349,909
                                                                      ==========

Percentages indicated are based on net assets as of September 30, 2006.

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.......   $ 585,002
Unrealized depreciation.......    (140,695)
                                 ---------
Net unrealized appreciation...   $ 444,307
                                 =========

*    Represents non-income producing securities.

CALL OPTIONS WRITTEN SEPTEMBER 30, 2006

                                                          CONTRACTS      VALUE
                                                          ---------   ----------
SPDR Trust Series I October Call Option expiring
   October 21, 2006 @ $134.............................         350   $   45,500
                                                                      ----------
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED
   $35,350)............................................               $   45,500
                                                                      ----------

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FREE ENTERPRISE ACTION FUND
Notes to Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Significant Accounting Policies-The following is a summary of significant policies followed by the Fund in the preparation of its schedule of portfolio investments. The policies are in conformity with accounting principles generally accepted accounting principles ("GAAP") of the United States of America. The preparation of the schedule of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation--Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market makers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the NASDAQ Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on a basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

Securities Transactions and Related Income--Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Options--The Fund may purchase put and call options on securities. The Fund may write only covered call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make an major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in written options for the period ended September 30, 2006 were as follows:

                                                      Number of   Premiums
                                                      Contracts   Received
                                                      ---------   --------
Options at beginning of period                           440     $ 48,890
Options written                                        1,140      117,240
Options terminated in closing purchase transactions   (1,230)    (130,780)
Options expired                                            0            0
Options exercised                                          0            0
Options outstanding at September 30, 2006                350       35,350

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Coventry Funds Trust


By (Signature and Title) /s/ Linda A. Durkin
                         ---------------------------------
                         Linda A. Durkin
                         Treasurer

Date November 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ R. Jeffrey Young
                         ---------------------------------
                         R. Jeffrey Young
                         President

Date November 27, 2006


By (Signature and Title) /s/ Linda A. Durkin
                         ---------------------------------
                         Linda A. Durkin
                         Treasurer

Date November 27, 2006